Changes in Presentation	12 Months Ended
Dec. 31, 2025
Changes in Presentation [Abstract]
CHANGES IN PRESENTATION

NOTE 17 – CHANGES IN PRESENTATION

During the year, the Company reviewed the presentation and classification of certain items in the primary financial statements and determined that a revised presentation would provide information that is more reliable and relevant to users, consistent with IAS 1 or IFRS 18 on presentation and comparative information. Comparative amounts have been reclassified to conform to the current year presentation; these changes affect only the presentation of line items and have no impact on profit or loss, total comprehensive income, total equity, net assets or cash flows.

Presentation of line items in the consolidated statement of financial position

During the year, the Company changed the presentation of certain items in the consolidated statement of financial position. Financial statement line items that are from related parties are no longer presented as a separate line item on the face of the statement of financial position and are instead included within the relevant account, with the related party components disclosed in Note 16.

In addition, individually and in aggregate not material financial statement line items such as inventories are now presented within ‘Other current assets’, and property and equipment and investments are presented together within ‘Other non-current assets’, reflecting the manner in which these assets are monitored by management.

Comparative information has been reclassified to conform to the current year’s presentation, where practicable. These changes in presentation did not affect the Group’s total assets, total liabilities, loss for the year or total equity.

Aggregation of “Cost of goods sold”

Previously separate line item of “cost of goods sold” has been aggregated into general and administrative expenses as, individually and in aggregate, they are not material and are better presented in a summarized form in accordance with the aggregation and disaggregation principles in IAS 1 and IFRS 18. This aggregation does not affect previously reported totals for cost of sales, profit or loss, total comprehensive income, total equity or cash flows.

Aggregation into “Other income (expense)

Income and expense items that were previously presented separately, including net fair value gains and losses on financial assets and financial liabilities, are now presented together within ‘Other income (expense)’, as the balances are individually immaterial and more understandable when presented collectively, consistent with IFRS 18’s guidance on avoiding obscuring material information while permitting aggregation of immaterial items. This change affects only the allocation of amounts between line items and does not impact profit or loss, total comprehensive income, total equity, or cash flows.

Reclassification of comparative information and third statement of financial position

Comparative information has been reclassified where necessary to align with the current year presentation; the nature, amounts, and reasons for the main reclassifications are described above, in accordance with IAS 1 or IFRS 18 requirements for reclassifications. These reclassifications did not have a material effect on the statement of financial position at the beginning of the preceding period, and therefore, no third statement of financial position has been presented.

Change in reportable segments

The Company has commenced and expanded its digital asset investment activities during the year. In connection with this development, management reorganized the internal reporting provided to the chief operating decision maker (the “CODM”). As a result, beginning in the year ended 31 December 2025, the Group identifies two reportable segments: Legacy Sports Portfolio and Digital Assets Treasury. The CODM now reviews the results and allocates resources across the two reportable segments.

Where practicable, comparative segment information has been re-presented to reflect the new basis of segmentation. Where it has not been practicable to re-present certain comparative information, this has been disclosed in the relevant tables, and, where practicable, current-period information is presented on both the previous and the new basis of segmentation.